High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (0.2%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	181
Total		181

Consumer Discretionary (0.0%)
Party City Holdco, Inc. *	113,508	295
Total		295

Energy (0.1%)
Whiting Petroleum Corp. *	43,110	745
Total		745

Materials (0.1%)
Hexion Holdings Corp. *	42,192	433
Total		433

Total Common Stocks (Cost: $4,776)		1,654

Corporate Bonds (96.2%)
Basic Materials (3.8%)
Alpha 2 BV 8.750%, 6/1/23 144A	1,050,000	1,058
Alpha 3 BV / Alpha US Bidco, Inc. 6.250%, 2/1/25 144A	2,900,000	2,940
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	350,000	360
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	150
5.375%, 2/1/25 144A	3,300,000	3,459
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,500,000	2,550
6.750%, 12/1/27 144A	1,425,000	1,539
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,400,000	1,374
Freeport-McMoRan, Inc. 4.125%, 3/1/28	700,000	709
4.375%, 8/1/28	850,000	879
4.625%, 8/1/30	1,700,000	1,787
5.000%, 9/1/27	625,000	654
5.250%, 9/1/29	725,000	778
5.400%, 11/14/34	1,450,000	1,604
Hexion, Inc. 7.875%, 7/15/27 144A	2,350,000	2,355
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	611
7.625%, 1/15/25 144A	2,525,000	2,569
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	550,000	590
PQ Corp. 5.750%, 12/15/25 144A	1,000,000	1,029
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/1/26 144A	3,425,000	3,625
W.R. Grace & Co.
4.875%, 6/15/27 144A	875,000	904
Total		31,524

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)

Communications (16.4%)
Altice France SA 8.125%, 2/1/27 144A	275,000	300
AMC Networks, Inc.
4.750%, 8/1/25	1,200,000	1,240
5.000%, 4/1/24	2,275,000	2,326
Cablevision Systems Corp. 5.875%, 9/15/22	2,225,000	2,353
CBS Radio, Inc. 7.250%, 11/1/24 144A	2,275,000	1,900
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	1,850,000	1,916
4.500%, 8/15/30 144A	2,175,000	2,284
4.750%, 3/1/30 144A	3,600,000	3,811
5.000%, 2/1/28 144A	2,000,000	2,102
5.125%, 5/1/27 144A	1,975,000	2,078
5.375%, 5/1/25 144A	650,000	669
5.375%, 6/1/29 144A	1,050,000	1,138
5.500%, 5/1/26 144A	550,000	573
5.750%, 2/15/26 144A	2,350,000	2,444
5.875%, 5/1/27 144A	1,650,000	1,732
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	799
4.125%, 12/1/30 144A	950,000	968
4.625%, 12/1/30 144A	1,650,000	1,658
5.250%, 6/1/24	1,650,000	1,770
5.500%, 5/15/26 144A	875,000	910
5.500%, 4/15/27 144A	2,425,000	2,553
5.750%, 1/15/30 144A	2,975,000	3,162
6.500%, 2/1/29 144A	675,000	753
7.500%, 4/1/28 144A	1,750,000	1,933
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,025,000	950
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,775,000	1,256
6.625%, 8/15/27 144A	2,600,000	1,352
DISH DBS Corp. 5.875%, 11/15/24	2,925,000	3,012
7.375%, 7/1/28	500,000	515
7.750%, 7/1/26	1,500,000	1,649
Dolya Holdco 18 DAC 5.000%, 7/15/28 144A	1,375,000	1,372
Entercom Media Corp. 6.500%, 5/1/27 144A	2,025,000	1,762
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	950,000	989
Gray Escrow, Inc. 7.000%, 5/15/27 144A	750,000	813
Gray Television, Inc.
5.125%, 10/15/24 144A	175,000	178
5.875%, 7/15/26 144A	2,575,000	2,672
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	401
5.250%, 8/15/27 144A	825,000	804

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
6.375%, 5/1/26	375,901	392
8.375%, 5/1/27	4,678,194	4,608
Intelsat Jackson Holdings SA 5.500%, 8/1/23 *,j	1,525,000	957
8.500%, 10/15/24 144A *,j	1,250,000	806
9.750%, 7/15/25 144A *,j	475,000	311
Lamar Media Corp.
4.000%, 2/15/30 144A	100,000	100
4.875%, 1/15/29 144A	575,000	598
Match Group, Inc.
4.125%, 8/1/30 144A	2,675,000	2,706
4.625%, 6/1/28 144A	1,450,000	1,493
5.000%, 12/15/27 144A	825,000	870
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	1,775,000	1,810
5.625%, 7/15/27 144A	3,000,000	3,147
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 3/15/30 144A	175,000	168
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,625,000	1,568
SFR Group SA
7.375%, 5/1/26 144A	5,550,000	5,816
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	3,800,000	3,525
5.625%, 8/1/24 144A	825,000	821
5.875%, 3/15/26 144A	575,000	566
Sirius XM Radio, Inc.
3.875%, 8/1/22 144A	425,000	430
4.125%, 7/1/30 144A	1,775,000	1,819
4.625%, 7/15/24 144A	1,825,000	1,888
5.375%, 7/15/26 144A	1,675,000	1,743
5.500%, 7/1/29 144A	925,000	995
Sprint Capital Corp. 6.875%, 11/15/28	1,875,000	2,335
Sprint Corp. 7.625%, 2/15/25	1,525,000	1,784
7.625%, 3/1/26	500,000	604
7.875%, 9/15/23	3,240,000	3,712
TEGNA, Inc.
4.625%, 3/15/28 144A	600,000	587
4.750%, 3/15/26 144A	225,000	230
5.000%, 9/15/29 144A	3,800,000	3,752
5.500%, 9/15/24 144A	495,000	504
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,620
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	4,700,000	4,735
T-Mobile USA, Inc. 4.500%, 2/1/26	675,000	696
5.125%, 4/15/25	2,700,000	2,759
6.000%, 3/1/23	750,000	752
6.500%, 1/15/26	875,000	914
Virgin Media Finance PLC
5.000%, 7/15/30 144A	1,850,000	1,841
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	400,000	411
5.500%, 8/15/26 144A	425,000	443
5.500%, 5/15/29 144A	475,000	510

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
Vmed O2 UK Financing I PLC
4.250%, 1/31/31 144A	875,000	891
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	583
6.000%, 1/15/27 144A	2,200,000	2,274
Ziggo BV
4.875%, 1/15/30 144A	200,000	207
5.500%, 1/15/27 144A	2,180,000	2,284
Total		133,662

Consumer, Cyclical (13.5%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	225,000	229
4.000%, 10/15/30 144A	3,425,000	3,451
4.250%, 5/15/24 144A	1,400,000	1,426
4.375%, 1/15/28 144A	1,175,000	1,198
5.000%, 10/15/25 144A	4,875,000	4,999
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	2,900,000	2,762
Adient US LLC
7.000%, 5/15/26 144A	375,000	402
9.000%, 4/15/25 144A	150,000	165
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,950,000	1,887
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	737
5.875%, 5/15/26 144A	3,275,000	3,398
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,025,000	1,040
5.000%, 2/1/28 144A	2,100,000	2,116
6.375%, 5/1/25 144A	2,525,000	2,630
Boyd Gaming Corp. 4.750%, 12/1/27	1,400,000	1,374
6.000%, 8/15/26	1,350,000	1,392
6.375%, 4/1/26	1,025,000	1,067
8.625%, 6/1/25 144A	200,000	219
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25 144A	3,875,000	3,925
Clarios Global LP
6.750%, 5/15/25 144A	150,000	158
Colt Merger Sub, Inc.
5.750%, 7/1/25 144A	275,000	284
6.250%, 7/1/25 144A	1,600,000	1,668
8.125%, 7/1/27 144A	1,975,000	2,093
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	1,300,000	1,258
Dana Financing Luxembourg SARL
5.750%, 4/15/25 144A	650,000	665
6.500%, 6/1/26 144A	2,525,000	2,632
Dana, Inc. 5.625%, 6/15/28	175,000	181
Ford Motor Credit Co. LLC 3.096%, 5/4/23	350,000	342
3.813%, 10/12/21	1,900,000	1,905
4.063%, 11/1/24	1,700,000	1,698
4.125%, 8/17/27	1,350,000	1,313
4.140%, 2/15/23	800,000	805
4.271%, 1/9/27	1,675,000	1,643
4.389%, 1/8/26	1,200,000	1,186
5.113%, 5/3/29	2,400,000	2,466

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.125%, 6/16/25	1,600,000	1,650
The Goodyear Tire & Rubber Co. 4.875%, 3/15/27	775,000	732
5.000%, 5/31/26	525,000	510
Hanesbrands, Inc.
4.875%, 5/15/26 144A	700,000	747
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	500,000	515
5.125%, 5/1/26	1,825,000	1,873
5.750%, 5/1/28 144A	550,000	582
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	725,000	729
IAA Spinco, Inc.
5.500%, 6/15/27 144A	450,000	469
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,650,000	2,683
6.000%, 5/15/27 144A	800,000	844
6.375%, 5/15/29 144A	900,000	958
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	2,125,000	2,253
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	2,225,000	2,225
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	577
5.000%, 6/1/24 144A	800,000	820
5.250%, 6/1/26 144A	1,600,000	1,662
MGM Resorts International 4.625%, 9/1/26	115,000	114
5.500%, 4/15/27	262,000	274
5.750%, 6/15/25	771,000	809
6.000%, 3/15/23	2,275,000	2,360
6.750%, 5/1/25	675,000	707
Michaels Stores, Inc.
8.000%, 7/15/27 144A	1,625,000	1,698
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 144A	2,800,000	2,618
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	300,000	315
8.500%, 5/15/27 144A	5,675,000	5,888
Party City Holdings, Inc.
5.750%, (ICE LIBOR USD 6 Month plus 5.000%), 7/15/25 144A	1,115,456	814
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,600,000	2,557
SeaWorld Parks & Entertainment, Inc.
9.500%, 8/1/25 144A	275,000	284
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	3,225,000	3,058
7.000%, 7/1/25 144A	275,000	293
Stars Group Holdings BV
7.000%, 7/15/26 144A	3,950,000	4,197
Station Casinos LLC
4.500%, 2/15/28 144A	1,000,000	925
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.500%, 6/1/24	3,275,000	3,296
5.750%, 3/1/25	275,000	278

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.875%, 3/1/27	900,000	921
Vail Resorts, Inc.
6.250%, 5/15/25 144A	175,000	186
VOC Escrow, Ltd.
5.000%, 2/15/28 144A	1,400,000	1,240
The William Carter Co.
5.500%, 5/15/25 144A	400,000	419
5.625%, 3/15/27 144A	225,000	235
WMG Acquisition Corp.
3.875%, 7/15/30 144A	325,000	335
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28 144A	550,000	533
5.375%, 4/15/26 144A	550,000	560
Yum! Brands, Inc.
4.750%, 1/15/30 144A	725,000	781
7.750%, 4/1/25 144A	350,000	387
Total		110,625

Consumer, Non-cyclical (19.9%)
Acadia Healthcare Co., Inc.
5.000%, 4/15/29 144A	225,000	227
5.500%, 7/1/28 144A	225,000	231
5.625%, 2/15/23	975,000	981
6.500%, 3/1/24	3,975,000	4,079
Air Medical Merger Sub Corp.
6.375%, 5/15/23 144A	2,900,000	2,900
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	347
3.500%, 2/15/23 144A	325,000	330
3.500%, 3/15/29 144A	575,000	558
4.875%, 2/15/30 144A	450,000	469
5.750%, 3/15/25	3,660,000	3,775
5.875%, 2/15/28 144A	700,000	747
7.500%, 3/15/26 144A	625,000	686
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	1,275,000	1,358
9.750%, 7/15/27 144A	6,100,000	6,628
Avantor, Inc.
4.625%, 7/15/28 144A	2,675,000	2,775
6.000%, 10/1/24 144A	825,000	862
B&G Foods, Inc. 5.250%, 4/1/25	750,000	771
Bausch Health Cos., Inc.
5.000%, 1/30/28 144A	1,300,000	1,263
5.750%, 8/15/27 144A	775,000	822
6.250%, 2/15/29 144A	1,775,000	1,826
7.250%, 5/30/29 144A	2,200,000	2,368
The Brink’s Co.
5.500%, 7/15/25 144A	400,000	416
Centene Corp. 3.000%, 10/15/30	800,000	815
3.375%, 2/15/30	900,000	934
4.250%, 12/15/27	2,775,000	2,904
4.625%, 12/15/29	2,425,000	2,616
4.750%, 1/15/25	2,175,000	2,235
5.250%, 4/1/25 144A	825,000	857
5.375%, 8/15/26 144A	800,000	847
Centene Escrow I Corp.
5.375%, 6/1/26 144A	2,150,000	2,269

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Charles River Laboratories International, Inc.
5.500%, 4/1/26 144A	600,000	631
CHS / Community Health Systems, Inc. 6.250%, 3/31/23	2,525,000	2,468
6.625%, 2/15/25 144A	525,000	508
8.000%, 3/15/26 144A	1,050,000	1,031
8.625%, 1/15/24 144A	750,000	746
Edgewell Personal Care Co.
5.500%, 6/1/28 144A	875,000	921
Emergent BioSolutions, Inc.
3.875%, 8/15/28 144A	300,000	301
Endo Finance LLC / Endo Finco, Inc.
6.000%, 6/30/28 144A	2,253,000	1,656
9.500%, 7/31/27 144A	1,245,000	1,301
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	640
8.250%, 11/15/26 144A	4,750,000	5,207
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	879
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	556
4.500%, 7/1/28 144A	250,000	262
Global Medical Response, Inc.
6.500%, 10/1/25 144A	3,925,000	3,896
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,744,000	4,981
HCA, Inc. 3.500%, 9/1/30	2,350,000	2,393
5.375%, 2/1/25	2,250,000	2,464
5.375%, 9/1/26	1,325,000	1,464
5.625%, 9/1/28	650,000	744
5.875%, 5/1/23	1,870,000	2,036
5.875%, 2/15/26	2,225,000	2,492
5.875%, 2/1/29	550,000	641
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
4.625%, 6/15/25 144A	1,250,000	1,287
5.000%, 6/15/28 144A	1,000,000	1,044
Kraft Heinz Foods Co. 4.375%, 6/1/46	2,400,000	2,464
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	700,000	730
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	626
6.750%, 4/15/25 144A	825,000	868
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	1,150
5.625%, 10/15/23 144A	2,775,000	694
MEDNAX, Inc.
6.250%, 1/15/27 144A	1,700,000	1,764
MPH Acquisition Holdings LLC
7.125%, 6/1/24 144A	5,375,000	5,523
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	1,275,000	1,296
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	3,000,000	3,007
5.625%, 10/1/28 144A	875,000	899
5.875%, 10/1/30 144A	975,000	1,009

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Polaris Intermediate Corp.
8.500%, 12/1/22 144A	2,200,000	2,238
Post Holdings, Inc.
4.625%, 4/15/30 144A	1,550,000	1,595
5.000%, 8/15/26 144A	975,000	999
5.500%, 12/15/29 144A	375,000	401
5.625%, 1/15/28 144A	975,000	1,033
5.750%, 3/1/27 144A	3,775,000	3,968
Prestige Brands, Inc.
5.125%, 1/15/28 144A	425,000	439
6.375%, 3/1/24 144A	3,600,000	3,690
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	3,325,000	3,533
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	3,900,000	2,672
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	259
4.625%, 11/15/27	450,000	474
Tenet Healthcare Corp. 4.625%, 7/15/24	1,400,000	1,404
4.625%, 6/15/28 144A	125,000	126
4.875%, 1/1/26 144A	1,200,000	1,218
5.125%, 5/1/25	2,400,000	2,402
5.125%, 11/1/27 144A	1,450,000	1,491
6.125%, 10/1/28 144A	325,000	316
6.750%, 6/15/23	2,100,000	2,205
7.000%, 8/1/25	1,625,000	1,673
7.500%, 4/1/25 144A	250,000	269
United Rentals North America, Inc. 3.875%, 11/15/27	325,000	335
3.875%, 2/15/31	500,000	508
4.000%, 7/15/30	525,000	537
4.875%, 1/15/28	1,525,000	1,601
5.250%, 1/15/30	425,000	464
5.500%, 5/15/27	800,000	851
5.875%, 9/15/26	850,000	896
US Foods, Inc.
5.875%, 6/15/24 144A	450,000	453
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	403,000	401
5.500%, 11/1/25 144A	725,000	742
5.875%, 5/15/23 144A	82,000	82
6.125%, 4/15/25 144A	5,300,000	5,426
7.000%, 3/15/24 144A	700,000	725
8.500%, 1/31/27 144A	2,175,000	2,390
9.000%, 12/15/25 144A	850,000	925
9.250%, 4/1/26 144A	525,000	578
Vizient, Inc.
6.250%, 5/15/27 144A	675,000	707
West Street Merger Sub, Inc.
6.375%, 9/1/25 144A	4,325,000	4,411
Total		162,912

Diversified (0.1%)
Stena International SA
6.125%, 2/1/25 144A	1,100,000	1,057
Total		1,057

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Energy (14.3%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	1,710
5.750%, 3/1/27 144A	2,275,000	1,883
5.750%, 1/15/28 144A	2,600,000	2,138
Antero Resources Corp.
5.125%, 12/1/22	340,000	277
5.625%, 6/1/23	1,450,000	1,051
Apache Corp.
4.625%, 11/15/25	325,000	310
4.875%, 11/15/27	450,000	425
Archrock Partners LP
6.250%, 4/1/28 144A	775,000	730
6.875%, 4/1/27 144A	2,800,000	2,689
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	400,000	306
10.000%, 4/1/22 144A	1,275,000	1,256
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	1,200,000	933
Buckeye Partners LP
4.125%, 3/1/25 144A	725,000	692
4.500%, 3/1/28 144A	1,675,000	1,614
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	428
6.375%, 7/1/26	1,050,000	257
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,750,000	560
8.250%, 7/15/25	425,000	115
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,400,000	570
Cheniere Energy Partners LP
4.500%, 10/1/29	1,150,000	1,179
5.250%, 10/1/25	2,550,000	2,609
5.625%, 10/1/26	1,200,000	1,248
Cheniere Energy, Inc.
4.625%, 10/15/28 144A	975,000	1,001
Chesapeake Energy Corp.
7.000%, 10/1/24 *,j	1,000,000	37
11.500%, 1/1/25 144A *,j	2,169,000	293
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	3,200,000	3,240
Coeur Mining, Inc.
5.875%, 6/1/24	2,075,000	2,070
Continental Resources, Inc.
4.375%, 1/15/28	1,050,000	908
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25 144A	3,025,000	2,851
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	200,000	198
5.750%, 1/30/28 144A	1,000,000	1,005
6.625%, 7/15/25 144A	625,000	642
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	4,150,000	4,373
EP Energy LLC / Everest Acquisition Finance, Inc.
8.000%, 11/29/24 144A *,j	1,850,000	2

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
EQM Midstream Partners, LP
4.750%, 7/15/23	650,000	649
5.500%, 7/15/28	1,925,000	1,939
6.000%, 7/1/25 144A	900,000	928
6.500%, 7/1/27 144A	1,450,000	1,537
6.500%, 7/15/48	375,000	353
EQT Corp.
6.125%, 2/1/25	1,300,000	1,441
7.000%, 2/1/30	800,000	945
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	341
6.375%, 5/15/25	1,025,000	625
6.375%, 1/15/26	425,000	261
6.625%, 5/1/23	225,000	141
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	1,297
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,225,000	1,200
Jagged Peak Energy LLC
5.875%, 5/1/26	1,475,000	1,468
MPLX LP
6.250%, 10/15/22	503,000	504
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,175,000	579
7.500%, 1/15/28 144A	325,000	156
NuStar Logistics LP
5.625%, 4/28/27	2,925,000	2,889
5.750%, 10/1/25	325,000	336
6.000%, 6/1/26	700,000	702
6.375%, 10/1/30	600,000	622
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,275,000	537
6.875%, 3/15/22	986,000	231
Occidental Petroleum Corp.
2.900%, 8/15/24	1,475,000	1,251
3.200%, 8/15/26	425,000	337
3.500%, 6/15/25	1,600,000	1,328
4.100%, 2/15/47	675,000	456
4.300%, 8/15/39	1,525,000	1,057
4.400%, 8/15/49	975,000	683
5.875%, 9/1/25	1,225,000	1,123
6.450%, 9/15/36	1,500,000	1,275
6.625%, 9/1/30	1,400,000	1,291
8.000%, 7/15/25	900,000	906
8.875%, 7/15/30	1,700,000	1,751
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	225,000	223
5.625%, 10/15/27 144A	525,000	522
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,422
6.125%, 9/15/24	575,000	548
Precision Drilling Corp.
5.250%, 11/15/24	225,000	151
7.125%, 1/15/26 144A	1,025,000	659
7.750%, 12/15/23	475,000	361
QEP Resources, Inc.
5.250%, 5/1/23	1,000,000	728
5.625%, 3/1/26	975,000	553

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Range Resources Corp.
4.875%, 5/15/25	1,575,000	1,422
5.000%, 3/15/23	113,000	107
9.250%, 2/1/26 144A	825,000	848
Rattler Midstream LP
5.625%, 7/15/25 144A	875,000	882
SESI LLC
7.125%, 12/15/21	1,750,000	429
7.750%, 9/15/24	2,200,000	539
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,900,000	751
SM Energy Co.
5.625%, 6/1/25	1,000,000	450
6.625%, 1/15/27	250,000	111
6.750%, 9/15/26	1,300,000	579
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,500,000	1,750
5.750%, 4/15/25	2,275,000	1,299
Sunoco LP / Sunoco Finance Corp.
5.500%, 2/15/26	775,000	774
5.875%, 3/15/28	900,000	920
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875%, 2/1/31 144A	900,000	872
5.000%, 1/15/28	1,925,000	1,877
5.125%, 2/1/25	1,425,000	1,421
5.375%, 2/1/27	2,150,000	2,162
5.500%, 3/1/30 144A	2,250,000	2,239
5.875%, 4/15/26	1,350,000	1,386
6.500%, 7/15/27	300,000	313
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	179
4.750%, 1/15/30 144A	1,725,000	1,833
5.000%, 1/31/28 144A	3,000,000	3,284
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	1,216
Ultra Resources, Inc.
7.125%, 4/15/25 144A *,j	1,325,000	6
USA Compression Finance Corp.
6.875%, 4/1/26	3,400,000	3,370
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,025,000	1,016
Western Gas Partners LP
4.500%, 3/1/28	800,000	752
5.300%, 3/1/48	3,675,000	2,958
5.450%, 4/1/44	650,000	556
5.500%, 8/15/48	400,000	330
Western Midstream Operating LP
4.000%, 7/1/22	850,000	855
4.050%, 2/1/30	675,000	658
4.650%, 7/1/26	175,000	170
WPX Energy, Inc.
4.500%, 1/15/30	900,000	889
5.250%, 10/15/27	325,000	330
5.750%, 6/1/26	825,000	854
5.875%, 6/15/28	150,000	157

Total		116,450

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Financial (6.9%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/27 144A	3,225,000	3,383
AmWINS Group, Inc.
7.750%, 7/1/26 144A	4,375,000	4,681
Ardonagh Midco 2 PLC
11.500%, 1/15/27 144A	1,500,000	1,515
AssuredPartners, Inc.
7.000%, 8/15/25 144A	3,250,000	3,310
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28 144A	950,000	986
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,550,000	1,643
HUB International, Ltd.
7.000%, 5/1/26 144A	9,775,000	10,129
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, 9/1/26	450,000	457
4.625%, 6/15/25 144A	400,000	408
5.625%, 5/1/24	475,000	504
5.750%, 2/1/27	300,000	323
National Financial Partners Corp.
7.000%, 5/15/25 144A	275,000	291
Navient Corp. 5.000%, 3/15/27	450,000	423
5.875%, 10/25/24	1,850,000	1,840
6.125%, 3/25/24	1,075,000	1,086
6.750%, 6/25/25	1,625,000	1,645
6.750%, 6/15/26	350,000	350
7.250%, 9/25/23	550,000	569
NFP Corp.
6.875%, 8/15/28 144A	5,025,000	5,080
Quicken Loans LLC
3.625%, 3/1/29 144A	875,000	867
3.875%, 3/1/31 144A	1,300,000	1,284
Quicken Loans, Inc.
5.250%, 1/15/28 144A	2,225,000	2,344
5.750%, 5/1/25 144A	4,975,000	5,122
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	4,525,000	4,582
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	124
3.750%, 2/15/27 144A	200,000	197
4.125%, 8/15/30 144A	400,000	394
4.250%, 12/1/26 144A	1,125,000	1,130
4.625%, 12/1/29 144A	1,350,000	1,379

Total		56,046

Industrial (12.7%)
ARD Finance SA
6.500%, 6/30/27 144A	4,200,000	4,178
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 8/15/27 144A	2,375,000	2,420
6.000%, 2/15/25 144A	2,600,000	2,700
Ball Corp.
2.875%, 8/15/30	1,575,000	1,557
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,950,000	2,045
5.625%, 7/15/27 144A	1,150,000	1,206

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Berry Plastics Corp.
5.125%, 7/15/23	493,000	500
6.000%, 10/15/22	137,000	137
BWAY Holding Co.
5.500%, 4/15/24 144A	1,775,000	1,781
7.250%, 4/15/25 144A	5,500,000	5,177
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	546
6.375%, 2/15/26 144A	450,000	477
Cornerstone Building Brands, Inc.
6.125%, 1/15/29 144A	475,000	480
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,219
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	1,625,000	1,641
4.750%, 6/15/28 144A	475,000	492
6.375%, 7/15/26 144A	1,400,000	1,505
7.750%, 1/15/27 144A	825,000	901
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	4,500,000	4,497
7.875%, 7/15/26 144A	4,175,000	4,217
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	4,075,000	4,187
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	425
3.500%, 3/1/29 144A	450,000	453
4.750%, 7/15/27 144A	650,000	704
Greif, Inc.
6.500%, 3/1/27 144A	450,000	466
Koppers, Inc.
6.000%, 2/15/25 144A	4,075,000	4,131
Masonite International Corp.
5.750%, 9/15/26 144A	700,000	730
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,189
5.875%, 8/15/23 144A	900,000	945
6.375%, 8/15/25 144A	1,250,000	1,363
6.625%, 5/13/27 144A	500,000	542
Pisces Midco, Inc.
8.000%, 4/15/26 144A	2,775,000	2,914
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
4.000%, 10/15/27 144A	3,275,000	3,296
7.000%, 7/15/24 144A	2,093,000	2,131
Sealed Air Corp.
5.125%, 12/1/24 144A	1,950,000	2,112
Standard Industries, Inc.
3.375%, 1/15/31 144A	1,425,000	1,406
4.375%, 7/15/30 144A	550,000	564
4.750%, 1/15/28 144A	625,000	648
5.000%, 2/15/27 144A	3,375,000	3,510
Stevens Holding Co., Inc.
6.125%, 10/1/26 144A	450,000	482
Tervita Escrow Corp.
7.625%, 12/1/21 144A	2,000,000	1,825
TransDigm UK Holdings PLC
6.875%, 5/15/26	625,000	628
TransDigm, Inc.
5.500%, 11/15/27	1,250,000	1,201

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Industrial continued
6.250%, 3/15/26 144A	2,250,000	2,359
6.375%, 6/15/26	1,850,000	1,857
6.500%, 7/15/24	4,875,000	4,863
6.500%, 5/15/25	300,000	299
7.500%, 3/15/27	350,000	363
Trident Merger Sub, Inc.
6.625%, 11/1/25 144A	2,225,000	2,192
Trident TPI Holdings, Inc.
9.250%, 8/1/24 144A	1,450,000	1,539
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	544
8.500%, 8/15/27 144A	2,525,000	2,723
TTM Technologies, Inc.
5.625%, 10/1/25 144A	1,800,000	1,836
Vertical Holdco GmbH
7.625%, 7/15/28 144A	500,000	528
Vertical U.S. Newco, Inc.
5.250%, 7/15/27 144A	1,750,000	1,819
Watco Cos. LLC / Watco Finance Corp.
6.500%, 6/15/27 144A	1,525,000	1,560
WESCO Distribution, Inc.
5.375%, 12/15/21	2,905,000	2,905
5.375%, 6/15/24	1,750,000	1,796
7.125%, 6/15/25 144A	525,000	572
7.250%, 6/15/28 144A	1,075,000	1,178

Total		103,461

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ	610,000	–
8.375%, 7/15/49 *,Æ	4,865,000	–

Total		–

Technology (6.4%)
AMG AG
7.000%, 7/31/25 144A	1,875,000	1,985
Banff Merger Sub, Inc.
9.750%, 9/1/26 144A	775,000	819
Black Knight InfoServ LLC
3.625%, 9/1/28 144A	925,000	935
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	400,000	411
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250%, 1/31/26 144A	575,000	585
CDW LLC / CDW Finance Corp.
3.250%, 2/15/29	650,000	648
4.250%, 4/1/28	300,000	310
5.500%, 12/1/24	1,100,000	1,204
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	298,000	299
7.125%, 6/15/24 144A	4,625,000	4,811
Entegris, Inc.
4.625%, 2/10/26 144A	850,000	869
Fair Isaac Corp.
4.000%, 6/15/28 144A	325,000	335
IMS Health, Inc.
5.000%, 10/15/26 144A	2,250,000	2,351
IQVIA, Inc.
5.000%, 5/15/27 144A	750,000	786

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Technology continued
JDA Escrow LLC / JDA Bond Finance, Inc.
7.375%, 10/15/24 144A	3,300,000	3,349
Logan Merger Sub, Inc.
5.500%, 9/1/27 144A	1,675,000	1,700
Microchip Technology, Inc.
4.250%, 9/1/25 144A	1,225,000	1,271
NCR Corp.
5.000%, 10/1/28 144A	875,000	874
5.250%, 10/1/30 144A	1,425,000	1,425
5.750%, 9/1/27 144A	1,025,000	1,072
6.125%, 9/1/29 144A	650,000	687
8.125%, 4/15/25 144A	325,000	359
Nuance Communications, Inc.
5.625%, 12/15/26	1,050,000	1,108
ON Semiconductor Corp.
3.875%, 9/1/28 144A	675,000	684
Open Text Corp.
3.875%, 2/15/28 144A	800,000	809
4.125%, 2/15/30 144A	800,000	823
PTC, Inc.
4.000%, 2/15/28 144A	500,000	514
Qorvo, Inc.
3.375%, 4/1/31 144A	850,000	865
4.375%, 10/15/29	1,350,000	1,434
5.500%, 7/15/26	250,000	265
Science Applications International Corp.
4.875%, 4/1/28 144A	325,000	330
Sensata Technologies BV
5.625%, 11/1/24 144A	950,000	1,031
Sensata Technologies UK Financing Co. PLC
6.250%, 2/15/26 144A	500,000	524
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	224
4.375%, 2/15/30 144A	325,000	341
Sophia LP / Sophia Finance, Inc.
9.000%, 9/30/23 144A	1,250,000	1,251
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,826
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	584,000	627
10.250%, 2/15/27 144A	2,655,000	3,007
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 6/1/25 144A	6,075,000	6,200
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500%, 9/1/25 144A	1,150,000	1,186

Total		52,134

Utilities (2.2%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	376
5.625%, 5/20/24	425,000	450
5.750%, 5/20/27	550,000	602

Corporate Bonds (96.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.875%, 8/20/26	2,350,000	2,583
Calpine Corp.
4.500%, 2/15/28 144A	1,575,000	1,613
4.625%, 2/1/29 144A	200,000	200
5.000%, 2/1/31 144A	200,000	204
5.125%, 3/15/28 144A	825,000	854
5.250%, 6/1/26 144A	900,000	936
DPL, Inc.
4.125%, 7/1/25 144A	400,000	419
NRG Energy, Inc.
5.250%, 6/15/29 144A	775,000	843
5.750%, 1/15/28	225,000	243
6.625%, 1/15/27	2,050,000	2,168
7.250%, 5/15/26	1,525,000	1,623
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 8/15/28 144A	600,000	622
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,155
5.500%, 9/1/26 144A	900,000	939
5.625%, 2/15/27 144A	1,925,000	2,031

Total		17,861

Total Corporate Bonds (Cost: $799,302)		785,732

Bank Loan Obligations (0.1%)

Consumer, Non-cyclical (0.1%)
Envision Healthcare Corp., 5.491%, (ICE LIBOR USD 3 Month plus 4.500%), 10/10/25	1,746,291	1,166

Total Bank Loan Obligations (Cost: $2,922)		1,166

Short-Term Investments (3.5%)
Consumer, Cyclical (0.2%)
Ford Motor Credit Co. LLC
3.336%, 3/18/21	1,450,000	1,451

Total		1,451

Financial (0.1%)
Navient Corp.
5.000%, 10/26/20	375,000	375

Total		375

Money Market Funds (3.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	26,312,205	26,312

Total		26,312

Total Short-Term Investments (Cost: $28,113)		28,138

Total Investments (100.0%) (Cost: $835,113)@		816,690

Other Assets, Less Liabilities (0.0%)		(292)

Net Assets (100.0%)		816,398

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing

High Yield Bond Portfolio

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $556,252 representing 68.1% of the net assets.

j	Defaulted Security
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $835,113 and the net unrealized depreciation of investments based on that cost was $18,423 which is comprised of $26,542 aggregate gross unrealized appreciation and $44,965 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$1,166	$—
Common Stocks	1,654	—	—
Corporate Bonds	—	785,732	—
Short-Term Investments
Money Market Funds	26,312	—	—
All Others	—	1,826	—

Total Assets:	$27,966	$788,724	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand